RELATED-PARTY TRANSACTIONS/ AFFILIATED DEBT (Tables)	12 Months Ended
Dec. 31, 2014
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income

	2014	2013	2012
Retail subsidy from CNH Industrial North America	$228,023	$219,171	$209,952
Wholesale subsidy:
CNH Industrial North America	161,308	158,313	148,997
Other affiliates	—	1,584	2,784
Operating lease subsidy from CNH Industrial North America	48,035	35,889	30,376
Lending funds:
CNH Industrial North America	—	—	352
Other affiliates	69	—	2

Total interest and other income from affiliates	$437,435	$414,957	$392,463

Schedule of various accounts and notes receivable and debt with the affiliates

	2014			2013
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH Industrial America	0%	—	$39,677	0%	—	$80,786
CNH Industrial Canada Ltd.	0%	—	6,763	0%	—	17,071
Other affiliates	0%	—	12,291	0%	—	12,291

Total affiliated receivables			$58,731			$110,148

Affiliated debt owed to:
CNH Industrial America	3.92%	2014	$713,230	3.92%	2014	$274,525
CNH Industrial Canada Ltd.	5.05%	2014	149,215	4.97%	2014	76,479

Total affiliated debt			$862,445			$351,004